Investments (Tables)	12 Months Ended
Mar. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Investments in equity interest

The Company’s investments in equity method investees interest were as follows:

Percent of ownership of equity shares
Tachyon Technology Private Limited (Impaired in fiscal 2009)	26%
Imere Technology Private Limited (up to October 8, 2012)	44%
Eterno Infotech Private Limited (Up to December 19, 2011)	43%
Bigslick Infotech Private Limited (Impaired in fiscal 2010)	37%

The following table presents financial information for equity method investees:

	As at March 31,
	2012	2013
	US$	US$
Current assets	207,456	—
Non-current assets	103,585	—
Current liabilities	58,435	—
Non-current liabilities	195,000	—

	For years ended March 31,
	2011	2012	For the period ended October 8, 2012
	US$	US$	US$
Revenues	480,045	362,280	320,005
Total costs	1,307,874	700,337	72,910
Profit (loss) from operations	(827,829)	(338,057)	247,095
Earnings (loss) attributable to Rediff*	(785,707)	(215,735)	84,310

*	Company’s share of profit (loss) of the equity method investee has been determined after giving effect to the subsequent amortization on account of fair value adjustments made for the identifiable intangible assets of the equity method investees as at the date of acquisition.